CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Mar. 31, 2026
Convertible Debentures [Abstract]
Disclosure of continuity of convertible debentures
The continuity of Convertible Debentures for the year ended March 31, 2026 is as follows:

$
Balance as at March 31, 2025	—
Convertible Debentures issued, net of prepaid interest	44,500
Convertible Debentures converted	(29,850)
Convertible Debenture repaid	(20,150)
Change in fair value	5,500
Balance as at March 31, 2026	—